Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2022	Dec. 31, 2021
Disclosure of collateral and contractual commitments [line items]
Collateral given for own liabilities		$ 306	$ 310
Cash guarantees for liabilities		189	168
Property collateral given for remaining own liabilities		117	142
Commitments to purchase property plant and equipment		538	449
Contractual commitments to acquire loans to customers		72	142
Other commitments		$ 1,800	1,943
Stock lending arrangements shares		30
Loaned securities		$ 30
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of collateral and contractual commitments [line items]
Ownership interest	55.00%	85.00%
Put option		$ 600	$ 600